Other Liabilities - Additional Information (Detail) - Preferred shares, Series C - Subsequent Event $ in Thousands	Aug. 09, 2023 CAD ($) shares
Debt Instrument [Line Items]
Redemption amount | $	$ 6,906
Redeemed amount (in shares) | shares	36